Significant Accounting Policies - Additional Information (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [table]
Maximum percentage of issuable awards to outstanding common stock		3.80%
Transfers for liability-classified awards		$ (4,791)	$ 0
Contributed surplus
Disclosure of detailed information about property, plant and equipment [table]
Transfers for liability-classified awards	$ 4,800	$ (4,791)